SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Feb. 28, 2019	Aug. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

On March 15, 2019, the Board approved the issuance of 200,000 shares of our Common Stock to Blackrock Ventures, Ltd., a Company owned by a former director, in exchange for its prior services to the Company.

On April 24, 2019, we granted 490,379 shares of common stock to NEOMED in connection with our exercise of the NEOMED Option for an exclusive worldwide license to develop and commercialize products. In addition to this equity grant, we must pay NEOMED a cash payment of $1,500,000 by August 3, 2019.

On April 25, 2019, we granted 90,909 shares of common stock to NEOMED pursuant to the terms of the First Amendment to NEOMED Agreement for payment of services valued at $100,000.

On April 25, 2019, we held an initial closing of a private placement offering of our Series E Units (the “Series E Units”).  On May 24, 2019, we held a final closing of our Series E Units.  We sold an aggregate total of 439,718 Series E Units at a price of $0.95 per Series E Unit for aggregate proceeds of $417,732 (the “Series E Offering”).  Each Series E Unit consists of: (i) one (1) share of common stock; and (ii) a Series E Stock Purchase Warrant to purchase one-half (1/2) share of common stock at a price of $2.00 per share for a period of 3 years from the issue date. The Series E Common Stock Warrants cannot be exercised on a cashless basis by non-affiliates. The consummation of the transactions contemplated by the Subscription Agreement (the “Series E Subscription Agreement”) occurred on May 24, 2019. As part of the Series E Offering, the Company and the Investors entered into a Series E Registration Rights Agreement, which requires the Company to register for resale all of the shares of common stock sold as part of the Series E Offering, including those issuable upon exercise of the Series E Common Stock Warrants, within 180 days from the closing of Series E the Offering. Management reviewed the terms of the agreements and determined that in accordance with ASC 815, these cash subscription agreements entered into by the Company contain derivative features.

NOTE 8– SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued. Based on our evaluation no events have occurred that require recognition or disclosure.